Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,544,950.00
Total Fee Amount	351.46
Total Offset Amount	0.00
Net Fee	$ 351.46
Offering Table N/A
Offset Table N/A	N/A